Leases - Schedule of Supplemental Balance Sheet Information Related to Operating Leases (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Supplemental Balance Sheet Information Related to Operating Leases [Abstract]
Right-of-use assets, net	¥ 469	$ 67
Operating lease liabilities - current	106	15
Operating lease liabilities - non-current	327	47
Total operating lease liabilities	¥ 433	$ 62